Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
TOTAL REVENUE	[1]	$ 38,635,635	$ 24,233,463		$ 19,390,579
TOTAL COST		29,783,354	17,003,414		12,719,125
GROSS PROFIT		8,852,281	7,230,049		6,671,454
Administrative expenses		5,600,578	6,149,981		11,638,691
Research and development expenses		2,967,043	3,606,653		4,479,045
Selling expenses		482,358	639,052		694,474
LOSS FROM OPERATIONS		(197,698)	(3,165,637)		(10,140,756)
Subsidy income		292,797	148,577		181,620
Loss from equity method investment		(8,031)	(261,397)		(814,440)
Other income (loss), net		267,292	3,314,433		(59,867)
Interest income		2,100	7,956		4,631
Interest expense and debt discounts expense		(580,630)	(556,434)		(928,352)
Loss before income taxes		(224,170)	(512,502)		(11,757,164)
Income tax (expense) benefit		(7,980)	(69,869)		(5,321)
Net (loss) from continuing operations		(232,150)	(582,371)		(11,762,485)
Net (loss) income from discontinued operations		(465,791)	(6,499,276)		1,837,626
NET LOSS		(697,941)	(7,081,647)		(9,924,859)
Less: net loss attributable to the non-controlling interest
NET LOSS ATTRIBUTABLE TO THE COMPANY		$ (697,941)	$ (7,081,647)	[2]	$ (9,924,859)	[2]
(Loss) income per share - Basic and Diluted*
Basic	[3]	$ (0.12)	$ (0.37)		$ (8.89)
Diluted	[3]	(0.12)	(0.37)		(8.89)
DISCONTINUED OPERATIONS
Basic	[3]	(0.24)	(4.10)		1.39
Diluted	[3]	(0.24)	(4.10)		1.39
LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY*
Basic	[3]	(0.36)	(4.47)	[2]	(7.50)	[2]
Diluted	[3]	$ (0.36)	$ (4.47)	[2]	$ (7.50)	[2]
Product [Member]
TOTAL REVENUE		$ 24,073,593	$ 12,135,570		$ 10,651,928
TOTAL COST		21,389,832	11,125,855		9,890,346
Products Related Parties [Member]
TOTAL REVENUE		165,520	117,995		72,779
Advertising [Member]
TOTAL REVENUE		5,001,695	5,397,610		2,577,712
TOTAL COST		3,945,211	3,746,585		2,193,945
Advertising Related Parties [Member]
TOTAL REVENUE			11,901
Software [Member]
TOTAL REVENUE		8,792,781	4,820,454		5,174,422
TOTAL COST		4,145,233	665,846		582,490
Software Related Parties [Member]
TOTAL REVENUE		6,021
Product and Service, Other [Member]
TOTAL REVENUE		596,025	1,729,847		837,660
TOTAL COST		303,078	1,465,128		11,469
Other Related Parties [Member]
TOTAL REVENUE			20,086		76,078
System Integration [Member]
TOTAL COST					$ 40,875

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[3]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.